BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of borrowings

	As of December 31, 2011	As of December 31, 2012
Short-term bank loans, including long-term bank loans reclassified as short-term bank loans of $282,012 in 2011 and $311,125 in 2012, respectively	$714,310	$743,833
Loans received in connection with bills receivable discounted with recourse	38,916	43,154
Long-term bank loans	99,669	15,910
	852,895	802,897
Less: amount due for settlement within 12 months (shown under current liabilities)	(773,541)	(786,987)
Amount due for settlement after 12 months	$79,354	$15,910

Schedule of loan by type
Loan type	As of December 31, 2011	As of December 31, 2012
Secured Loans	$781,444	$730,014
Unsecured Loans	71,451	72,883
	$852,895	$802,897

Schedule of principal payments for all long-term loans	As of December 31, 2012, the principal payments for all long-term loans for the next five years are as follows:
2013	$—
2014	15,910
2015	—
Thereafter	—
Total long-term bank loans	$15,910